Goodwill - Goodwill (Detail) (EUR €) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	May 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning balance		€ 2,088,589	€ 149,168
Acquisition through business combinations	2,058,300		2,058,285
Effect of changes in exchange rates		268,947	(118,864)
Goodwill, Ending balance		€ 2,357,536	€ 2,088,589